OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Supplemental Cash Flow Information Relating To Operating Leases
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	14,686	3,555
Right-of-use assets obtained in exchange for operating lease liabilities	—	2,732

Operating Leases Supplementary Balance Sheet Information
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Right-of-use assets	11,324	5,420
Operating lease liabilities - current	6,988	5,571
Operating lease liabilities - non-current	8,309	3,123

Total lease liabilities	15,297	8,694

Weighted average remaining lease term	1.7	1.61
Weighted average discount rate	4.75%	4.75%

Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities are as follows:

As of December 31, 2021
RMB
2022	6,098
2023	2,872
2024	102

Total operating lease payments	9,072
Less: imputed interest	(378)

Total operating lease	8,694